13000638

NYSE Euronext

Received SEC

MAR 13 2013

Washington, DC 20549

CERT Arca

File No. 001-10257

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

March 13, 2013

Chief, Information Technology
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

Re:	Issuer:	Barclays Bank PLC
	CIK:	0000312070
	SEC File Number:	001-10257
	Form Type:	8-A12B
	Filing Date:	3/13/2013

To whom this may concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Barclays ETN+ Select MLP ETNs

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,